Goodwill and Intangible Assets - Amortization of Intangibles for the Next Five Years (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 87,794
2024	84,412
2025	73,280
2026	65,875
2027	$ 60,410